9. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost	$ 140,740,193	$ 131,152,697	$ 119,384,459
Accumlated depreciation	(39,441,795)	(35,085,133)	(31,643,097)
Property, plant, and equipment, beginning	96,067,564	87,741,362
Additions	9,919,194	13,147,282
Disposals	(63,592)	(882,264)
Transfers	0	0
Depreciation for the period	(4,624,768)	(3,938,816)	(3,303,117)
Property, plant, and equipment, ending	101,298,398	96,067,564	87,741,362
Lands and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Cost	2,391,728	2,228,765	2,116,247
Accumlated depreciation	(457,443)	(374,890)	(315,931)
Property, plant, and equipment, beginning	1,853,875	1,800,316
Additions	36,602	28,827
Disposals	(51)	(56)
Transfers	126,361	137,239
Depreciation for the period	(82,502)	(112,451)
Property, plant, and equipment, ending	1,934,285	1,853,875	1,800,316
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Cost	22,036,421	21,173,166	20,714,928
Accumlated depreciation	(6,862,219)	(6,111,090)	(5,492,137)
Property, plant, and equipment, beginning	15,062,076	15,222,791
Additions	7,125	175,050
Disposals	(79)	(3,400)
Transfers	856,130	288,352
Depreciation for the period	(751,050)	(620,717)
Property, plant, and equipment, ending	15,174,202	15,062,076	15,222,791
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Cost	62,735,909	58,526,862	56,017,555
Accumlated depreciation	(20,632,873)	(18,717,354)	(17,298,877)
Property, plant, and equipment, beginning	39,809,508	38,718,678
Additions	158,056	585,141
Disposals	(7,400)	(145,751)
Transfers	4,308,337	2,452,719
Depreciation for the period	(2,165,465)	(1,801,279)
Property, plant, and equipment, ending	42,103,036	39,809,508	38,718,678
Meters and transformer chambers and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Cost	26,729,242	24,217,962	23,137,842
Accumlated depreciation	(8,956,856)	(7,936,426)	(7,133,076)
Property, plant, and equipment, beginning	16,281,536	16,004,766
Additions	288,631	79,220
Disposals	(52,976)	(55,158)
Transfers	2,297,002	1,092,364
Depreciation for the period	(1,041,807)	(839,656)
Property, plant, and equipment, ending	17,772,386	16,281,536	16,004,766
Tools, furniture, vehicles, equipment, communications and advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Cost	3,999,933	4,085,114	3,854,001
Accumlated depreciation	(2,532,404)	(1,945,373)	(1,403,076)
Property, plant, and equipment, beginning	2,139,741	2,450,925
Additions	1,035,592	793,829
Disposals	(3,086)	(677,899)
Transfers	(1,120,774)	137,599
Depreciation for the period	(583,944)	(564,713)
Property, plant, and equipment, ending	1,467,529	2,139,741	2,450,925
Construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Cost	22,603,891	20,620,507	13,404,398
Accumlated depreciation	0	0	0
Property, plant, and equipment, beginning	20,620,507	13,404,398
Additions	8,295,716	11,285,728
Disposals	0	0
Transfers	(6,312,332)	(4,069,619)
Depreciation for the period	0	0
Property, plant, and equipment, ending	22,603,891	20,620,507	13,404,398
Supplies and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Cost	243,069	300,321	139,488
Accumlated depreciation	0	0	0
Property, plant, and equipment, beginning	300,321	139,488
Additions	97,472	199,487
Disposals	0	0
Transfers	(154,724)	(38,654)
Depreciation for the period	0	0
Property, plant, and equipment, ending	$ 243,069	$ 300,321	$ 139,488